Western Refining Logistics, L.P. - IPO (Details) $ / shares in Units, $ in Thousands, bbl in Millions				12 Months Ended
	Oct. 16, 2013 USD ($) $ / shares shares	Oct. 15, 2013 USD ($)	Jun. 10, 2009 USD ($)	Dec. 31, 2015 USD ($) mi shares bbl	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Variable Interest Entity [Line Items]
Payments of Stock Issuance Costs			$ 600
Net proceeds from issuance of WNRL common units				$ 0	$ 0	$ 323,146
Active Storage Capacity | bbl				8.2
Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Use of Proceeds from Issuance of Common Limited Partners Units		$ 347,875
Payments of Debt Issuance Costs		2,579
Distribution Made to Limited Partner, Cash Distributions Paid	$ 244,900	244,884
Working Capital, Retained after IPO		75,683
Payments of Stock Issuance Costs		2,117
Professional Fees		1,739
Expense Related to Distribution or Servicing and Underwriting Fees		20,873
Net proceeds from issuance of WNRL common units		$ 347,875
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	65.30%
Active Storage Capacity | bbl				8.2
Pipeline, Miles | mi				685
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Variable Interest Entity [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 300,000
Common Units [Member] | Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Partners' Capital Account, Units, Sold in Public Offering | shares	6,998,500
Sale of Stock, Price Per Share | $ / shares	$ 22.00
Subordinated Units [Member] | Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Partners' Capital Account, Units, Sold in Public Offering | shares	22,811,000
Western Refining, Inc. [Member] | Common Units [Member]
Variable Interest Entity [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares				8,579,623
Western Refining, Inc. [Member] | Subordinated Units [Member]
Variable Interest Entity [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares				22,811,000
Public [Member] | Common Units [Member] | Western Refining Logistics, LP [Member]
Variable Interest Entity [Line Items]
Partners' Capital Account, Units, Sold in Public Offering | shares	15,812,500